Income Taxes	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
INCOME TAXES
8	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to stockholders.

The United States of America

Pursuant to Section 7874 of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), even though the Company is an exempted company incorporated with limited liability under the laws of the Cayman Islands, the Company will be treated as a U.S. domestic corporation for all purposes of the Code. The Company will therefore be taxed as a U.S. domestic corporation for U.S. federal income tax purposes. As a result, the Company will be subject to U.S. federal income tax on its worldwide income.

The federal income tax rate for corporations is 21%. Additionally, a U.S. subsidiary is subject to US. Federal income taxes and state and local income taxes.

Turkiye

The Turkish subsidary is subject to Turkiye corporate income tax. In connection with legislation passed in July 2023, the corporate income tax increased to 25% beginning January 1, 2023.

Income withholding tax

10% withholding tax rate applies to profit distributions from the Turkish subsidiary to the Marti Delaware.

There is no tax expense recognized as the Group’s effective tax rate is 0%.